PROPERTY AND EQUIPMENT, NET (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
At cost:
Property and equipment	¥ 51,144,256	¥ 46,290,377
Less: Accumulated depreciation	(14,689,668)	(12,033,960)
Property and equipment net excluding construction in process	36,454,588	34,256,417
Construction in progress	6,564,474	8,658,082
Property and equipment	43,019,062	42,914,499
Less: Impairment losses	(2,814,929)	(2,816,076)
Property and equipment, net	40,204,133	40,098,423
Leasehold land
At cost:
Property and equipment	868,820	850,242
Buildings
At cost:
Property and equipment	16,125,870	15,139,795
Data center equipment
At cost:
Property and equipment	24,936,431	21,468,868
Leasehold improvement
At cost:
Property and equipment	9,103,258	8,706,161
Furniture and office equipment
At cost:
Property and equipment	105,371	120,847
Vehicles
At cost:
Property and equipment	¥ 4,506	¥ 4,464